Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Miller Income Fund
Class Name	Class A
Trading Symbol	LMCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110. This report describes important material changes to the Fund.
Material Fund Change Notice [Text Block]	This report describes important material changes to the Fund.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://millervaluefunds.com/miller-income-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$67	1.29%
[1]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.29%
Material Change Date	Feb. 01, 2026
Net Assets	$ 172,239,157
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$172,239,157
Number of Holdings	39
Portfolio Turnover	19%
30-Day SEC Yield	4.81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Security Type	(%)
Common Stocks	85.3%
Corporate Bonds	9.6%
Preferred Stocks	4.6%
Cash & Other	0.5%

Top Sectors	(%)
Financials	21.0%
Industrials	14.9%
Information Technology	13.2%
Energy	12.3%
Health Care	9.1%
Real Estate	7.6%
Communication Services	6.6%
Consumer Discretionary	5.1%
Consumer Staples	2.8%
Cash & Other	7.4%

Material Fund Change Expenses [Text Block]
Changes to the Fund’s operating expenses limitation agreement
The Fund’s operating expenses limitation agreement with the Advisor was not renewed, effective February 1, 2026; therefore, the Advisor will no longer waive its fee or reimburse the Fund’s expenses as of that date.

Updated Prospectus Web Address	https://millervaluefunds.com/miller-income-fund/
Class C
Shareholder Report [Line Items]
Fund Name	Miller Income Fund
Class Name	Class C
Trading Symbol	LCMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110. This report describes important material changes to the Fund.
Material Fund Change Notice [Text Block]	This report describes important material changes to the Fund.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://millervaluefunds.com/miller-income-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$103	2.00%
[2]
Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.00%
Material Change Date	Feb. 01, 2026
Net Assets	$ 172,239,157
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$172,239,157
Number of Holdings	39
Portfolio Turnover	19%
30-Day SEC Yield	4.46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Security Type	(%)
Common Stocks	85.3%
Corporate Bonds	9.6%
Preferred Stocks	4.6%
Cash & Other	0.5%

Top Sectors	(%)
Financials	21.0%
Industrials	14.9%
Information Technology	13.2%
Energy	12.3%
Health Care	9.1%
Real Estate	7.6%
Communication Services	6.6%
Consumer Discretionary	5.1%
Consumer Staples	2.8%
Cash & Other	7.4%

Material Fund Change Expenses [Text Block]
Changes to the Fund’s operating expenses limitation agreement
The Fund’s operating expenses limitation agreement with the Advisor was not renewed, effective February 1, 2026; therefore, the Advisor will no longer waive its fee or reimburse the Fund’s expenses as of that date.

Updated Prospectus Web Address	https://millervaluefunds.com/miller-income-fund/
Class I
Shareholder Report [Line Items]
Fund Name	Miller Income Fund
Class Name	Class I
Trading Symbol	LMCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110. This report describes important material changes to the Fund.
Material Fund Change Notice [Text Block]	This report describes important material changes to the Fund.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://millervaluefunds.com/miller-income-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$52	1.00%
[3]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Material Change Date	Feb. 01, 2026
Net Assets	$ 172,239,157
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$172,239,157
Number of Holdings	39
Portfolio Turnover	19%
30-Day SEC Yield	5.48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Security Type	(%)
Common Stocks	85.3%
Corporate Bonds	9.6%
Preferred Stocks	4.6%
Cash & Other	0.5%

Top Sectors	(%)
Financials	21.0%
Industrials	14.9%
Information Technology	13.2%
Energy	12.3%
Health Care	9.1%
Real Estate	7.6%
Communication Services	6.6%
Consumer Discretionary	5.1%
Consumer Staples	2.8%
Cash & Other	7.4%

Material Fund Change Expenses [Text Block]
Changes to the Fund’s operating expenses limitation agreement
The Fund’s operating expenses limitation agreement with the Advisor was not renewed, effective February 1, 2026; therefore, the Advisor will no longer waive its fee or reimburse the Fund’s expenses as of that date.

Updated Prospectus Web Address	https://millervaluefunds.com/miller-income-fund/
Class IS
Shareholder Report [Line Items]
Fund Name	Miller Income Fund
Class Name	Class IS
Trading Symbol	LMCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110. This report describes important material changes to the Fund.
Material Fund Change Notice [Text Block]	This report describes important material changes to the Fund.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://millervaluefunds.com/miller-income-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$49	0.94%
[4]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
Material Change Date	Feb. 01, 2026
Net Assets	$ 172,239,157
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$172,239,157
Number of Holdings	39
Portfolio Turnover	19%
30-Day SEC Yield	5.56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Security Type	(%)
Common Stocks	85.3%
Corporate Bonds	9.6%
Preferred Stocks	4.6%
Cash & Other	0.5%

Top Sectors	(%)
Financials	21.0%
Industrials	14.9%
Information Technology	13.2%
Energy	12.3%
Health Care	9.1%
Real Estate	7.6%
Communication Services	6.6%
Consumer Discretionary	5.1%
Consumer Staples	2.8%
Cash & Other	7.4%

Material Fund Change Expenses [Text Block]
Changes to the Fund’s operating expenses limitation agreement
The Fund’s operating expenses limitation agreement with the Advisor was not renewed, effective February 1, 2026; therefore, the Advisor will no longer waive its fee or reimburse the Fund’s expenses as of that date.

Updated Prospectus Web Address	https://millervaluefunds.com/miller-income-fund/
Miller Value Partners Appreciation ETF
Shareholder Report [Line Items]
Fund Name	Miller Value Partners Appreciation ETF
Class Name	Miller Value Partners Appreciation ETF
Trading Symbol	MVPA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Miller Value Partners Appreciation ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.millervaluefunds.com/mvpa. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://etf.millervaluefunds.com/mvpa
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Miller Value Partners Appreciation ETF	$29	0.60%
[5]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%
Net Assets	$ 61,781,647
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$61,781,647
Number of Holdings	36
Portfolio Turnover	34%
30-Day SEC Yield	1.40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Security Type	(%)
Common Stocks	99.7%
Warrants	0.0%
Cash & Other	0.3%

Top Sectors	(%)
Consumer Discretionary	28.3%
Financials	24.3%
Industrials	15.6%
Energy	13.5%
Communication Services	6.4%
Real Estate	3.6%
Consumer Staples	2.8%
Information Technology	2.7%
Health Care	2.5%
Cash & Other	0.3%

Updated Prospectus Web Address	https://etf.millervaluefunds.com/mvpa
Miller Value Partners Leverage ETF
Shareholder Report [Line Items]
Fund Name	Miller Value Partners Leverage ETF
Class Name	Miller Value Partners Leverage ETF
Trading Symbol	MVPL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Miller Value Partners Leverage ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.millervaluefunds.com/mvpl. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://etf.millervaluefunds.com/mvpl
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Miller Value Partners Leverage ETF	$43	0.88%
[6]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
Net Assets	$ 19,646,453
Holdings Count | $ / shares	1
Investment Company Portfolio Turnover	688.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$19,646,453
Number of Holdings	1
Portfolio Turnover	688%
30-Day SEC Yield	0.19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Security Type	(%)
Exchange Traded Funds	99.5%
Cash & Other	0.5%

Updated Prospectus Web Address	https://etf.millervaluefunds.com/mvpl

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized